DEBT - Narrative (Details) - EUR (€)				1 Months Ended
	Jul. 29, 2021	May 27, 2020	Jul. 31, 2019	Jul. 31, 2019	Dec. 31, 2023	Jul. 31, 2023	Mar. 16, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 16, 2016
Disclosure of detailed information about borrowings [line items]
Debt					€ 2,477,186,000			€ 2,811,779,000	€ 2,630,011,000
Funding Limit (2)					600,000,000			669,000,000
Cash Collected From Settlements of Receivables or Collateral
Disclosure of detailed information about borrowings [line items]
Restricted cash received from settlement of receivables or pledged lines of credit					€ 31,820,000			44,085,000
2023 Bond
Disclosure of detailed information about borrowings [line items]
Principal amount							€ 390,374,000			€ 500,000,000
Borrowings, interest rate (percent)										1.50%
Voluntary prepayments made				€ 115,395,000
Debt								388,947,000
Accrued interest								4,567,000
Borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)					0.118%
Debt					€ 290,930,000			113,165,000	154,419,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Principal amount		€ 650,000,000
Borrowings, interest rate (percent)		1.50%
Borrowings, issue price (percent)		98.898%
Proceeds from bonds		€ 640,073,000
Borrowings, yield to maturity (percent)		1.732%
Debt					453,027,000			650,923,000
Accrued interest					4,097,000			5,818,000
2029 Notes and 2031 Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from bonds			€ 298,316,000
2029 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount			€ 150,000,000	€ 150,000,000
Borrowings, interest rate (percent)			1.12%	1.12%
Debt					150,218,000			150,135,000
Accrued interest					700,000			700,000
2031 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (percent)			1.27%	1.27%
Debt					150,246,000			150,178,000
Accrued interest					794,000			794,000
2032 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount	€ 150,000,000
Borrowings, interest rate (percent)	0.91%
Proceeds from bonds	€ 149,495,000
Debt					150,182,000			150,136,000
Accrued interest					587,000			577,000
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Debt					€ 73,047,000			€ 57,423,000	€ 56,210,000
2025 Bond
Disclosure of detailed information about borrowings [line items]
Principal amount						€ 199,037,000
Voluntary prepayments made				€ 191,097,000